LEASES	6 Months Ended
Dec. 31, 2024
LEASES
LEASES

NOTE 10. LEASES

The Company leases office spaces and land use rights under non-cancelable operating leases, with terms ranging from one to fifty years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets:

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
Rights of use lease assets	¥23,547,193	¥22,014,961	$3,016,037
Less: impairment	—	—	—
Rights of use lease assets, net	¥23,547,193	¥22,014,961	$3,016,037

Operating lease liabilities – current	¥3,741,247	¥3,891,976	$533,198
Operating lease liabilities – non-current	3,971,285	2,781,196	381,022
Total operating lease liabilities	¥7,712,532	¥6,673,172	$914,220

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2024:

	June 30,	December 31,
	2024	2024
		RMB
	RMB	(Unaudited)
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	34.08	35.41
Weighted average discount rate	5.0%	3.0%

Operating lease costs and short-term lease costs for the six months ended December 31, 2023 were ¥1,659,302 and ¥313,533, respectively.

Operating lease costs and short-term lease costs for the six months ended December 31, 2024 were ¥2,931,265 ($401,582) and ¥316,233 ($43,324), respectively.

Impairment loss for the ROU was all nil for the six months ended December 31,2023 and 2024, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2024:

	RMB	US Dollars
Twelve months ending December 31,	(Unaudited)	(Unaudited)
2025	¥4,016,688	$550,283
2026	2,291,689	313,960
2027	542,922	74,380
Total lease payments	6,851,299	938,623
Less: imputed interest	(178,127)	(24,403)
Present value of lease liabilities	6,673,172	914,220
Less: operating lease liabilities – current	3,891,976	533,198
Operating lease liabilities – non-current	¥2,781,196	$381,022